Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2012
Future minimum contractual charter revenue
Schedule of future minimum contractual charter revenue
Years ending June 30,	Amount*
2013	$49,796
2014	28,486
2015	18,136
2016	12,620
2017	8,737
2018 and thereafter	36,184
Total	$153,959